Expense Example {- Fidelity Simplicity RMD 2025 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-12 - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 63
3 years	196
5 years	338
10 years	$ 726